Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Accounts receivable, net [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning balance	$ 194,491	$ 206,084
Net recognition (reversal) for the period	14,610	(11,593)
Ending balance	$ 209,101	$ 194,491